Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the fixed maturity and equity securities AFS by sector at:

	December 31, 2017					December 31, 2016
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses (1)			Gains	Temporary Losses	OTTI Losses (1)
	(In millions)
Fixed maturity securities: (2)
U.S. corporate	$21,190	$1,859	$92	$—	$22,957	$21,278	$1,324	$291	$—	$22,311
U.S. government and agency	14,548	1,862	118	—	16,292	12,032	1,294	236	—	13,090
RMBS	7,749	285	60	(3)	7,977	7,961	206	144	—	8,023
Foreign corporate	6,703	386	66	—	7,023	6,343	230	180	—	6,393
State and political subdivision	3,635	553	6	1	4,181	3,590	393	38	—	3,945
CMBS	3,386	53	17	(1)	3,423	3,799	44	32	(1)	3,812
ABS	1,810	21	2	—	1,829	2,654	12	14	—	2,652
Foreign government	1,152	161	4	—	1,309	1,058	116	12	—	1,162
Total fixed maturity securities	$60,173	$5,180	$365	$(3)	$64,991	$58,715	$3,619	$947	$(1)	$61,388
Equity securities (2)	$212	$21	$1	$—	$232	$280	$29	$9	$—	$300

__________________

(1)
Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also “— Net Unrealized Investment Gains (Losses).”

(2)
Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

Available-for-sale fixed maturity securities by contractual maturity date
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
	(In millions)
Amortized cost	$1,871	$10,548	$11,478	$23,331	$12,945	$60,173
Estimated fair value	$1,876	$10,890	$11,816	$27,180	$13,229	$64,991

Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

	December 31, 2017				December 31, 2016
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(Dollars in millions)
Fixed maturity securities:
U.S. corporate	$1,783	$21	$1,451	$71	$4,676	$189	$745	$102
U.S. government and agency	4,962	38	1,573	80	4,396	236	—	—
RMBS	2,367	14	1,332	43	3,494	112	818	32
Foreign corporate	637	8	603	58	1,466	66	633	114
State and political subdivision	170	3	106	4	889	35	29	3
CMBS	619	6	335	10	1,572	27	171	4
ABS	170	—	74	2	478	6	461	8
Foreign government	155	2	69	2	273	11	6	1
Total fixed maturity securities	$10,863	$92	$5,543	$270	$17,244	$682	$2,863	$264
Equity securities	$17	$—	$10	$1	$57	$2	$40	$7
Total number of securities in an unrealized loss position	922		642		1,741		483

Disclosure of Mortgage Loans Net of Valuation Allowance
Mortgage loans are summarized as follows at:

	December 31,
	2017		2016
	Carrying Value	% of Total	Carrying Value	% of Total
	(Dollars in millions)
Mortgage loans:
Commercial	$7,260	67.5%	$6,523	69.6%
Agricultural	2,276	21.2	1,892	20.2
Residential	1,138	10.6	867	9.2
Subtotal (1)	10,674	99.3	9,282	99.0
Valuation allowances (2)	(47)	(0.4)	(40)	(0.4)
Subtotal mortgage loans, net	10,627	98.9	9,242	98.6
Commercial mortgage loans held by CSEs — FVO	115	1.1	136	1.4
Total mortgage loans, net	$10,742	100.0%	$9,378	100.0%
__________________

(1)
The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate’s origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company’s behalf and the former affiliate remitted such payments to the Company in the amount of $946 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2)	The valuation allowances were primarily from collective evaluation (non-specific loan related).

Investment in leveraged leases
Investment in leveraged leases consisted of the following at:

	December 31,
	2017	2016
	(In millions)
Rental receivables, net	$87	$87
Estimated residual values	14	14
Subtotal	101	101
Unearned income	(35)	(32)
Investment in leases, net of non-recourse debt	$66	$69

Components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss)
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Fixed maturity securities	$4,806	$2,663	$2,324
Fixed maturity securities with noncredit OTTI losses in AOCI	2	1	(23)
Total fixed maturity securities	4,808	2,664	2,301
Equity securities	39	32	54
Derivatives	239	414	388
Short-term investments	—	(42)	—
Other	(8)	(26)	5
Subtotal	5,078	3,042	2,748
Amounts allocated from:
Future policy benefits	(2,626)	(802)	(126)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(2)	(2)	(1)
DAC, VOBA and DSI	(265)	(214)	(202)
Subtotal	(2,893)	(1,018)	(329)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	—	—	9
Deferred income tax benefit (expense)	(459)	(712)	(855)
Net unrealized investment gains (losses)	$1,726	$1,312	$1,573
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Balance at January 1,	$1,312	$1,573	$2,745
Fixed maturity securities on which noncredit OTTI losses have been recognized	1	24	15
Unrealized investment gains (losses) during the year	2,035	270	(2,513)
Unrealized investment gains (losses) relating to:
Future policy benefits	(1,824)	(676)	487
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	—	(1)	1
DAC, VOBA and DSI	(51)	(12)	207
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	—	(9)	(5)
Deferred income tax benefit (expense)	253	143	636
Balance at December 31,	$1,726	$1,312	$1,573
Change in net unrealized investment gains (losses)	$414	$(261)	$(1,172)

Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2017	2016
	(In millions)
Securities on loan: (1)
Amortized cost	$3,085	$5,895
Estimated fair value	$3,748	$6,555
Cash collateral received from counterparties (2)	$3,791	$6,642
Security collateral received from counterparties (3)	$29	$27
Reinvestment portfolio — estimated fair value	$3,823	$6,571
__________________

(1)	Included within fixed maturity securities.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated and combined financial statements.
The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

	December 31, 2017				December 31, 2016
	Remaining Tenor of Securities Lending Agreements				Remaining Tenor of Securities Lending Agreements
	Open (1)	1 Month or Less	1 to 6 Months	Total	Open (1)	1 Month or Less	1 to 6 Months	Total
	(In millions)
Cash collateral liability by loaned security type:
U.S. government and agency	$1,626	$964	$1,201	$3,791	$2,129	$1,906	$1,743	$5,778
U.S. corporate	—	—	—	—	—	480	—	480
Agency RMBS	—	—	—	—	—	—	274	274
Foreign corporate	—	—	—	—	—	58	—	58
Foreign government	—	—	—	—	—	52	—	52
Total	$1,626	$964	$1,201	$3,791	$2,129	$2,496	$2,017	$6,642
__________________

(1)	The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral
The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

	December 31,
	2017	2016
	(In millions)
Liabilities	$595	$645
Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

	December 31,
	2017	2016
	(In millions)
Invested assets on deposit (regulatory deposits) (1)	$8,263	$7,648
Invested assets held in trust (reinsurance agreements) (2)	2,634	9,054
Invested assets pledged as collateral (3)	3,199	3,548
Total invested assets on deposit, held in trust and pledged as collateral	$14,096	$20,250
__________________

(1)
The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2)
The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3)	The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 3) and derivative transactions (see Note 7).

Purchased credit impaired investments, by invested asset class, held
The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

	Years Ended December 31,
	2017	2016
	(In millions)
Contractually required payments (including interest)	$3	$567
Cash flows expected to be collected (1)	$3	$490
Fair value of investments acquired	$2	$347
__________________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.
The Company’s PCI fixed maturity securities were as follows at:

	December 31,
	2017	2016
	(In millions)
Outstanding principal and interest balance (1)	$1,270	$1,497
Carrying value (2)	$1,044	$1,142
__________________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest.
The following table presents activity for the accretable yield on PCI fixed maturity securities for:

	Years Ended December 31,
	2017	2016
	(In millions)
Accretable yield, January 1,	$429	$420
Investments purchased	1	143
Accretion recognized in earnings	(69)	(68)
Disposals	(10)	(13)
Reclassification (to) from nonaccretable difference	34	(53)
Accretable yield, December 31,	$385	$429

The Components of Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Investment income:
Fixed maturity securities	$2,420	$2,642	$2,478
Equity securities	12	19	19
Mortgage loans	446	401	373
Policy loans	73	78	78
Real estate and real estate joint ventures	53	32	108
Other limited partnership interests	184	163	134
Cash, cash equivalents and short-term investments	35	20	9
Other	25	16	12
Subtotal	3,248	3,371	3,211
Less: Investment expenses	178	176	128
Subtotal, net	3,070	3,195	3,083
FVO CSEs — interest income — commercial mortgage loans	8	12	16
Net investment income	$3,078	$3,207	$3,099

The components of net investment gains (losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Industrial	$—	$(16)	$(3)
Consumer	—	—	(8)
Utility	—	—	(6)
Total U.S. and foreign corporate securities	—	(16)	(17)
RMBS	—	(6)	(14)
State and political subdivision	(1)	—	—
OTTI losses on fixed maturity securities recognized in earnings	(1)	(22)	(31)
Fixed maturity securities — net gains (losses) on sales and disposals	(25)	(40)	(59)
Total gains (losses) on fixed maturity securities	(26)	(62)	(90)
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings	(4)	(2)	(3)
Equity securities — net gains (losses) on sales and disposals	26	10	18
Total gains (losses) on equity securities	22	8	15
Mortgage loans	(9)	6	(11)
Real estate and real estate joint ventures	4	(34)	98
Other limited partnership interests	(11)	(7)	(1)
Other	(5)	11	—
Subtotal	(25)	(78)	11
FVO CSEs:
Commercial mortgage loans	(3)	(2)	(7)
Long-term debt — related to commercial mortgage loans	1	1	4
Non-investment portfolio gains (losses)	(1)	1	(1)
Subtotal	(3)	—	(4)
Total net investment gains (losses)	$(28)	$(78)	$7

Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains and losses
Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

	Years Ended December 31,
	2017	2016	2015	2017	2016	2015
	Fixed Maturity Securities			Equity Securities
	(In millions)
Proceeds	$12,665	$39,800	$32,524	$68	$48	$80
Gross investment gains	$59	$266	$190	$27	$10	$26
Gross investment losses	(84)	(306)	(249)	(1)	—	(8)
OTTI losses	(1)	(22)	(31)	(4)	(2)	(3)
Net investment gains (losses)	$(26)	$(62)	$(90)	$22	$8	$15

Rollforward of the Cumulative Credit Loss Component of OTTI income (loss)
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2017	2016
	(In millions)
Balance at January 1,	$28	$66
Additions:
Additional impairments — credit loss OTTI on securities previously impaired	—	5
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(28)	(42)
Increase in cash flows — accretion of previous credit loss OTTI	—	(1)
Balance at December 31,	$—	$28

Schedule of Gain (Loss) on Securitizations or Asset-backed Financing Arrangements of Financial Assets Accounted for as Sale [Table Text Block]
The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Estimated fair value of invested assets transferred to former affiliates	$292	$1,517	$185
Amortized cost of invested assets transferred to former affiliates	$294	$1,419	$169
Net investment gains (losses) recognized on transfers	$(2)	$27	$16
Change in additional paid-in-capital recognized on transfers	$—	$71	$—
Estimated fair value of invested assets transferred from former affiliates	$—	$5,582	$928

Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entities
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

	December 31,
	2017		2016
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
MRSC (collateral financing arrangement (primarily securities)) (1)	$—	$—	$3,422	$—
CSEs (assets (primarily loans) and liabilities (primarily debt)) (2)	116	11	137	24
Total	$116	$11	$3,559	$24
__________________

(1)	In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 9).

(2)
The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entities
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2017		2016
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured Securities (2)	$11,461	$11,461	$13,062	$13,062
U.S. and foreign corporate	504	504	518	518
Other limited partnership interests	1,511	2,463	1,495	2,292
Other investments (3)	82	89	90	101
Total	$13,558	$14,517	$15,165	$15,973
__________________

(1)
The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)	Other investments are comprised of real estate joint ventures, other invested assets and non-redeemable preferred stock.

Commercial
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of commercial mortgage loans was as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%	$6,194	$293	$33	$6,520	89.8%	$6,681	90.0%
65% to 75%	642	—	14	656	9.0	658	8.9
76% to 80%	42	—	9	51	0.7	50	0.7
Greater than 80%	—	9	24	33	0.5	30	0.4
Total	$6,878	$302	$80	$7,260	100.0%	$7,419	100.0%
December 31, 2016
Loan-to-value ratios:
Less than 65%	$5,744	$230	$167	$6,141	94.1%	$6,222	94.3%
65% to 75%	291	—	19	310	4.8	303	4.6
76% to 80%	34	—	—	34	0.5	33	0.5
Greater than 80%	24	14	—	38	0.6	37	0.6
Total	$6,093	$244	$186	$6,523	100.0%	$6,595	100.0%

Agricultural Portfolio Segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of agricultural mortgage loans was as follows at:

	December 31,
	2017		2016
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(Dollars in millions)
Loan-to-value ratios:
Less than 65%	$2,113	92.8%	$1,849	97.7%
65% to 75%	163	7.2	43	2.3
Total	$2,276	100.0%	$1,892	100.0%

Residential mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of residential mortgage loans was as follows at:

	December 31,
	2017		2016
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(Dollars in millions)
Performance indicators:
Performing	$1,106	97.2%	$856	98.7%
Nonperforming	32	2.8	11	1.3
Total	$1,138	100.0%	$867	100.0%